DEBT AND BORROWING ARRANGEMENTS (Details) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016
Short-term Debt [Line Items]
Extinguishment of long-term debt	$ 3,276
Commercial paper borrowings outstanding	$ 13,063	$ 12,931
Weighted-average interest rates for commercial paper outstanding (as a percent)	2.60%	1.40%
Line of Credit Facility	$ 11,659
Lines of credit for general corporate purposes	7,895
International
Short-term Debt [Line Items]
Line of Credit Facility	$ 772
Total principal variable notes due November 1, 2016 [Domain]
Short-term Debt [Line Items]
Basis spread on variable rate used (as a percent)				0.10%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				0.75%
Total principal notes due October 2, 2017 [Domain]
Short-term Debt [Line Items]
Extinguishment of long-term debt | SFr			SFr 200
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		0.00%
Total principal notes dues October 27, 2017 [Domain]
Short-term Debt [Line Items]
Extinguishment of long-term debt		$ 750
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		0.875%
Total principal notes due November 16, 2017 [Domain]
Short-term Debt [Line Items]
Basis spread on variable rate used (as a percent)		0.05%	0.05%	0.05%
Extinguishment of long-term debt		$ 225